Shareholders' Equity (Stock Options Granted in 2010) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 21, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options			$ 15.28
Expense related to grant	$ 1,266	$ 668	$ 544
$18.82 [Member] | Share Option Plan (2004) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				137,500
Exercise price of options				$ 18.82
Expiration date				Dec. 21, 2018
Closing price to determine expiration date				$ 9.41
Percentage of options that vest and become exercisable on the second anniversary of the grant date				50.00%
Percentage of options that vest and become exercisable on the third anniversary of the grant date				50.00%
Expense related to grant